Share-based Compensation - Schedule of restricted share units activity (Details)	12 Months Ended
	Jul. 31, 2021 Share $ / shares	Jul. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance | Share	587,108	0
Opening balance, value of units	$ 8.41	$ 0
Granted | Share	24,008	609,636
Granted, value of units		$ 8.52
Replacement units issued | Share	223,506	0
Replacement units issued, value of units	$ 8.61	$ 0
Exercised - equity settled | Share	(223,506)	0
Exercised - equity settled, value of units	$ 8.61	$ 0
Exercised - cash settled | Share	(25,483)	0
Exercised - cash settled, value of units		$ 0
Forfeited | Share	(34,801)	(22,528)
Forfeited, value of units	$ 11.76	$ 11.76
Closing balance | Share	550,832	587,108
Closing balance, Value of units	$ 7.91	$ 8.41
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, value of units	3.17
Exercised - cash settled, value of units	5.62
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, value of units	7.17
Exercised - cash settled, value of units	$ 8.60